Investments - Financing Receivable, Non-Accrual and Aging (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing receivables, non-accrual and aging disclosures
Financing receivables, Non-accrual status	$ 62.1	$ 59.8	$ 12.1
Financing receivables, Non-accrual assets without a valuation allowance	0.5	0.6
Financing receivables, Nonaccrual, Interest Income	1.2	0.9	0.5
Mortgage loans, Total amortized cost	19,522.0	19,802.9
Mortgage loans, Recorded investment 90 days or more past due and accruing	2.6	4.4
Reinsurance recoverable and deposit receivable	24,427.9	21,445.0
30 to 59 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	9.5	35.9
60 to 89 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	2.3	2.4
90 Days or More Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	17.3	20.7
Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	29.1	59.0
Reinsurance recoverable and deposit receivable	0.0	0.0
Current
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	19,492.9	19,743.9
Commercial mortgage loans
Financing receivables, non-accrual and aging disclosures
Financing receivables, Non-accrual status	53.9	43.8	8.7
Financing receivables, Nonaccrual, Interest Income	1.2	0.9	0.5
Mortgage loans, Total amortized cost	16,100.2	16,243.4
Commercial mortgage loans | 90 Days or More Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	7.9	8.3
Commercial mortgage loans | Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	7.9	8.3
Commercial mortgage loans | Current
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	16,092.3	16,235.1
Residential mortgage loans
Financing receivables, non-accrual and aging disclosures
Financing receivables, Non-accrual status	8.2	16.0	$ 3.4
Financing receivables, Non-accrual assets without a valuation allowance	0.5	0.6
Mortgage loans, Total amortized cost	3,253.2	3,559.5
Mortgage loans, Recorded investment 90 days or more past due and accruing	2.0	4.4
Residential mortgage loans | 30 to 59 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	8.5	35.9
Residential mortgage loans | 60 to 89 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	1.8	2.4
Residential mortgage loans | 90 Days or More Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	8.7	12.4
Residential mortgage loans | Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	19.0	50.7
Residential mortgage loans | Current
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	3,234.2	$ 3,508.8
Other loans
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	168.6
Mortgage loans, Recorded investment 90 days or more past due and accruing	0.6
Other loans | 30 to 59 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	1.0
Other loans | 60 to 89 Days Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	0.5
Other loans | 90 Days or More Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	0.7
Other loans | Past Due
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	2.2
Other loans | Current
Financing receivables, non-accrual and aging disclosures
Mortgage loans, Total amortized cost	$ 166.4